NOTES AND BOND PAYABLE - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Interest expense	$ 6,796	$ 7,168	$ 28,849	$ 31,054	$ 37,149
Amortization of deferred financing costs	885	869	3,606	3,640	4,363
Interest capitalized	901	694	2,739	2,565	2,339
Interest payable	2,500		4,800	5,200
Undeveloped Land
Debt Instrument [Line Items]
Interest capitalized	$ 900	$ 700	$ 2,700	$ 2,600	$ 2,300